Leases (Q1) (Details) $ in Thousands						3 Months Ended		12 Months Ended
	Mar. 04, 2026 USD ($)	Feb. 14, 2026 USD ($)	Sep. 04, 2024 USD ($) ft²	Sep. 29, 2023 USD ($) ft²	Aug. 07, 2023 USD ($) ft²	Mar. 31, 2026 USD ($) ft² item	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) ft² item	Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Sublease Income						$ 356	$ 367	$ 1,467	$ 987
Payment for early lease termination	$ 4,800	$ 4,800
Net gain on lease termination	600					633
Gain (loss) on write-off of operating leases	3,800
Loss on disposal of property and equipment	$ 3,200								$ 0
Future minimum lease payments
2026						900
2027						1,233		3,757
2028						1,270		3,863
2029						1,308		3,973
2030						1,348		4,085
Thereafter						1,388
Total undiscounted lease payments						7,447		37,299
Less: imputed interest						(1,692)		(13,289)
Total lease liabilities						$ 5,755		$ 24,010
Operating leases for office space
Lessee, Lease, Description [Line Items]
Area leased | ft²						37,000		37,000
Option to extend lease						true		true
Number of extension terms | item						2		2
Renewal term of lease						5 years		5 years
Option to terminate lease						true		true
Notice Period for termination lease						15 months		15 months
Sublease Agreement A
Lessee, Lease, Description [Line Items]
Area leased | ft²					8,000
Option to extend lease					true
Sublease Income					$ 100
Annual increase in sublease rent (as a percent)					2.75%
Sublease Agreement B
Lessee, Lease, Description [Line Items]
Area leased | ft²				29,000
Option to extend lease				true
Sublease Income				$ 900
Operating leases for laboratory space
Lessee, Lease, Description [Line Items]
Option to terminate lease								true
Notice Period for termination lease								12 months
Right of Use Period Decrease due to Lease Termination						$ 9,400
Lease Liability For Operating Lease, Period Decrease due to Lease Termination						$ 18,000
Sublease Agreement C
Lessee, Lease, Description [Line Items]
Area Subleased | ft²			3,200
Subleased area of land			5.00%
Area leased | ft²			62,000
Sublease Income			$ 100
Annual increase in sublease rent (as a percent)			2.50%
Maximum | Operating leases for laboratory space
Lessee, Lease, Description [Line Items]
Number of extension terms | item						2		2
Extended term of new lease agreement						5 years		5 years